AUGUST 9, 2018

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD CAPITAL APPRECIATION FUND

SUMMARY PROSPECTUS DATED MARCH 1, 2018

AND

HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH JUNE 25, 2018

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Effective immediately, under the heading “Management” in the above referenced Summary Prospectus and “The Hartford Capital Appreciation Fund Summary Section - Management” in the above referenced Statutory Prospectus the following footnote is added next to Mr. Stahl’s name in the portfolio manager table:

(1)	Kent M. Stahl, CFA announced his plan to retire and withdraw from the partnership of Wellington Management Group LLP, the ultimate holding company of Wellington Management, as of December 31, 2018. Accordingly, he will no longer serve as a portfolio manager to the Fund as of December 31, 2018. Mr. Thomas has been a portfolio manager for the Fund since 2013 and will remain a portfolio manager on the Fund. Mr. Thomas will continue to select and oversee the Fund’s portfolio management team and determine how Fund assets are allocated among the team’s members.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.

HV-7407	August 2018

AUGUST 9, 2018

SUPPLEMENT TO

HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH JUNE 25, 2018

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

Effective November 1, 2018, the name, principal investment strategy, portfolio manager and benchmark of the Hartford Small Cap Core Fund (the “Fund”) will change. Accordingly, effective November 1, 2018, the above referenced Statutory Prospectus is revised as follows with respect to the Fund:

(1)	All references to Hartford Small Cap Core Fund and Small Cap Core Fund are deleted and replaced with Hartford Small Cap Value Fund and Small Cap Value Fund, respectively.

(2)	In the Fund’s Summary Section, the following changes are being made:

a.	Under the heading “Principal Investment Strategy,” the first paragraph is deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small capitalization companies. The Fund may invest up to 15% of its net assets in securities of foreign issuers and non-dollar securities. The Fund’s sub-adviser, Wellington Management Company LLP (“Wellington Management”), primarily invests in securities it believes are undervalued in the marketplace. Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the Fund. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.

b.	Under the heading “Principal Risks,” “Quantitative Investing Risk” and “Active Trading Risk” are deleted in their entirety and the following risks are added:

Value Investing Style Risk − Using a value investing style to select investments involves special risks, particularly if it is used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value. Also, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other equity funds that use different investing styles.

Foreign Investments Risk − Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments. Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom’s intended departure from the European Union, commonly known as “Brexit,” and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Currency Risk − The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency.

c.	Under the heading “Past Performance – Average Annual Total Returns,” the sub-section entitled “Average Annual Total Returns” is deleted in its entirety and replaced with the following:

Average Annual Total Returns. The table below shows returns for the Fund over time compared to those of two broad-based market indices. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class R3, Class R4 and Class R5 shares commenced operations on September 30, 2011 and performance prior to that date is that of the Fund’s Class Y shares. Class I shares commenced operations on March 31, 2015 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). As of December 31, 2017, Class T shares had not commenced operations and performance is that of the Fund’s Class A shares (adjusted to reflect the Class T sales charge). As of December 31, 2017, Class R6 shares had not commenced operations and performance is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017. Performance for Class F shares prior to February 28, 2017 reflects the performance of Class I shares from March 31, 2015 through February 27, 2017 and Class A shares (excluding sales charges) prior to March 31, 2015. To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average annual total returns for periods ending December 31, 2017 (including sales charges)*
Share Classes	1 Year	5 Years	10 Years
Class A – Return Before Taxes	3.41%	10.18%	6.12%
– After Taxes on Distributions	2.33%	8.13%	5.10%
– After Taxes on Distributions and Sale of Fund Shares	2.81%	7.60%	4.69%
Share Classes (Return Before Taxes)
Class T	6.69%	10.88%	6.45%
Class C	7.65%	10.61%	5.96%
Class I	9.86%	11.64%	6.82%
Class R3	9.23%	11.20%	6.74%
Class R4	9.53%	11.54%	6.94%
Class R5	9.88%	11.88%	7.14%
Class R6	9.97%	11.92%	7.16%
Class Y	9.97%	11.92%	7.16%
Class F	9.96%	11.66%	6.83%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	7.84%	13.01%	8.17%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	14.65%	14.12%	8.71%
*	Effective November 1, 2018, the Fund changed its benchmark to the Russell 2000 Value Index from the Russell 2000 Index because the Investment Manager believes it better reflects the Fund’s revised investment strategy.
d.	Under the heading “Management,” David J. Elliott, CFA is removed from the table and the following is added:

Portfolio Manager	Title	Involved with Fund Since
Sean Kammann	Managing Director and Equity Portfolio Manager	2018
(3)	Under the heading “Additional Information Regarding Investment Strategies and Risks – Small Cap Core Fund,” the sub-section entitled “Small Cap Core Fund” is deleted in its entirety and replaced with the following:

SMALL CAP VALUE FUND

Wellington Management may also consider certain environmental, social and/or governance (ESG) factors during its assessment. Wellington Management may also consider the research provided by its Global Industry Analysts (GIAs), who provide in-depth company analysis by sector coverage, in addition to other resources and tools. In pursuit of its principal investment strategy, the Fund may use derivatives for hedging purposes, to gain exposure to certain issuers or market sectors, and/or to equitize cash. The derivatives in which the Fund may invest include exchange and over-the-counter traded transactions including, but not limited to, futures, options and similar derivative instruments or combinations thereof. The Fund may also invest in other investment companies, exchange traded notes and restricted securities.

(4)	Under the heading “More Information About Risks,” the “✓” is deleted next to “Active Trading Risk” and “Quantitative Investing Risk” for the Fund in the risk table.

(5)	Under the heading “More Information About Risks,” the “X” is deleted and a “✓” is added next to the following risks for the Fund in the risk table: “Currency Risk” and “Foreign Investments Risk.”

(6)	Under the heading “More Information About Risks,” a “✓” is added next to “Value Investing Style Risk” for the Fund in the risk table.

(7)	Under the heading “The Investment Manager and Sub-Adviser – Portfolio Managers – Small Cap Core Fund,” the subsection entitled “Small Cap Core Fund” is deleted in its entirety and replaced with the following:

SMALL CAP VALUE FUND

Sean Kammann, Managing Director and Equity Portfolio Manager, has served as portfolio manager of the Fund since 2018. Mr. Kammann joined Wellington Management as an investment professional in 2007.

(8)	Under the heading “Performance Notes – Small Cap Core Fund,” the following sentence is added:

Performance information prior to November 1, 2018 includes when it used a quantitative multifactor approach to bottom-up stock selection.

(9)	Under the heading “Performance Notes – Indices,” the following is added:

The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

The changes described above to the Fund’s principal investment strategy will likely cause the Fund to realize capital gains and incur transaction costs. If you have questions regarding the tax consequences applicable to your investment in the Fund, you should consult your tax advisor. This Supplement should be retained with your Statutory Prospectus for future reference.

HV-7400	August 2018

AUGUST 9, 2018

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD SMALL CAP GROWTH FUND

SUMMARY PROSPECTUS DATED MARCH 1, 2018

HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH JUNE 25, 2018

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Effective August 31, 2018, David J. Elliott, CFA will no longer serve as a portfolio manager to The Hartford Small Cap Growth Fund (the “Fund”). Mammen Chally, CFA, David A. Siegle, CFA and Douglas W. McLane, CFA will continue to serve as portfolio managers to the Fund. Mr. Elliott’s portfolio manager responsibilities are expected to transition to Mr. Chally. Effective August 31, 2018, the principal investment strategy is also being revised to reflect the removal of the sleeve managed by Mr. Elliott. Accordingly, the above referenced Summary Prospectus and Statutory Prospectus are revised as follows effective August 31, 2018:

(1)	Under the heading “Principal Investment Strategy” in the above referenced Summary Prospectus and “The Hartford Small Cap Growth Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the third and fourth sentence are deleted in their entirety and replaced with the following:

Wellington Management uses fundamental research designed to identify issuers with improving quality metrics, business momentum and attractive relative valuations.

(2)	Under the heading “Principal Risks” in the above referenced Summary Prospectus and “The Hartford Small Cap Growth Fund Summary Section - Principal Risks” in the above referenced Statutory Prospectus, “Asset Allocation Risk” is deleted in its entirety.

(3)	Under the heading “Management” in the above referenced Summary Prospectus and “The Hartford Small Cap Growth Fund Summary Section - Management” in the above referenced Statutory Prospectus, the third and fourth sentence above the portfolio manager table and the information for David J. Elliott, CFA are deleted in their entirety.

(4)	Under the heading “Additional Information Regarding Investment Strategies and Risks – Small Cap Growth Fund” in the above referenced Statutory Prospectus, the first paragraph is deleted in its entirety and replaced with the following:

Wellington Management employs what is often called a “bottom-up” approach to select specific securities from a variety of industries. However, in constructing the portfolio, Wellington Management also analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

(5)	Under the heading “More Information About Risks,” the “✓” next to “Asset Allocation Risk” for the Small Cap Growth Fund is deleted in the risk table.

(6)	Under the heading “The Investment Manager and Sub-Adviser – Portfolio Managers – Small Cap Growth Fund” in the above referenced Statutory Prospectus, the first and third paragraph are deleted in their entirety.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.

HV-7399	August 2018

AUGUST 9, 2018

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD SMALL COMPANY FUND

SUMMARY PROSPECTUS DATED MARCH 1, 2018

HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH JUNE 25, 2018

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Effective August 31, 2018, Mammen Chally, CFA will no longer serve as a portfolio manager to The Hartford Small Company Fund (the “Fund”). Steven C. Angeli, CFA and John V. Schneider, CFA will continue to serve as portfolio managers to the Fund. Mr. Chally’s portfolio manager responsibilities are expected to transition to Mr. Angeli. Effective August 31, 2018, the principal investment strategy is also being revised to reflect the removal of the sleeve managed by Mr. Chally. Accordingly, the above referenced Summary Prospectus and Statutory Prospectus are revised as follows effective August 31, 2018:

(1)	Under the heading “Principal Investment Strategy” in the above referenced Summary Prospectus and “The Hartford Small Company Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the fourth sentence is deleted in its entirety.

(2)	Under the heading “Principal Risks” in the above referenced Summary Prospectus and “The Hartford Small Company Fund Summary Section - Principal Risks” in the above referenced Statutory Prospectus, “Asset Allocation Risk” is deleted in its entirety.

(3)	Under the heading “Management” in the above referenced Summary Prospectus and “The Hartford Small Company Fund Summary Section - Management” in the above referenced Statutory Prospectus, the third and fourth sentence above the portfolio manager table and the information for Mammen Chally, CFA in the portfolio manager table are deleted in their entirety.

(4)	Under the heading “Additional Information Regarding Investment Strategies and Risks – Small Company Fund” in the above referenced Statutory Prospectus, the first paragraph is deleted in its entirety and replaced with the following:

The Fund uses fundamental analysis to identify specific securities for purchase or sale. The Fund primarily invests in growth oriented stocks, but may invest in value oriented stocks as opportunities arise. Wellington Management looks at a number of factors as part of its fundamental analysis, such as revenue and earnings growth rate, market position, market trends, management quality, and other related measures of valuation and growth potential. Wellington Management may also consider certain environmental, social and/or governance (ESG) factors during its assessment. Wellington Management may also consider the research provided by its Global Industry Analysts (GIAs), who provide in-depth company analysis by sector coverage, in addition to other resources and tools.

(5)	Under the heading “More Information About Risks,” the “✓” next to “Asset Allocation Risk” for the Small Company Fund is deleted in the risk table.

(6)	Under the heading “The Investment Manager and Sub-Adviser – Portfolio Managers – Small Company Fund” in the above referenced Statutory Prospectus, the first and third paragraph are deleted in their entirety.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.

HV-7398	August 2018